SHARE-BASED COMPENSATION - Number and Movement of Potential Shares (Details)	6 Months Ended
Jun. 30, 2024 shares
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	3,461,549
Potential Shares, Granted (in shares)	1,145,745
Potential Shares, Over-performance (in shares)	297,335
Potential Shares, Vested (in shares)	(1,338,744)
Potential Shares, Forfeited (in shares)	(28,528)
Potential Shares, Ending balance (in shares)	3,537,357
PSUs
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	1,797,179
Potential Shares, Granted (in shares)	600,268
Potential Shares, Over-performance (in shares)	297,335
Potential Shares, Vested (in shares)	(864,792)
Potential Shares, Forfeited (in shares)	(12,184)
Potential Shares, Ending balance (in shares)	1,817,806
Percentage of vesting multiplier	100.00%
Performance based shares forfeited upon non-fulfillment of performance conditions (in shares)	0
RSUs
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	1,664,370
Potential Shares, Granted (in shares)	545,477
Potential Shares, Over-performance (in shares)	0
Potential Shares, Vested (in shares)	(473,952)
Potential Shares, Forfeited (in shares)	(16,344)
Potential Shares, Ending balance (in shares)	1,719,551